BORROWINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
BORROWINGS
Long-term other borrowings	$ 3,825	$ 6,205
Line of credit	11,202	22,312
Total borrowings	15,027	28,517
Less: Current portion of:
long-term other borrowings	(3,487)	(4,404)
line of credit	(11,202)	(22,312)
Less: Current portion of borrowings	(14,689)	(26,716)
Non-current portion of borrowings	$ 338	$ 1,801